                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893
                 ----------------------------------------------

                              THE TAIWAN FUND, INC.

 ------------------------------------------------------------------------------
                                    -------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110

 ------------------------------------------------------------------------------
                                    -------
               (Address of principal executive offices)(Zip code)


     (Name and Address of Agent for                   Copy to:
                 Service)

           The Taiwan Fund, Inc.              Leonard B. Mackey, Jr., Esq.
     c/o State Street Bank and Trust            Clifford Chance U.S. LLP
                 Company                          31 West 52nd Street
        Attention: Mary Moran Zeven,            New York, New York 10019
           Assistant Secretary
           225 Franklin Street
            Boston, MA 02110



Registrant's telephone number, including area code:  (800) 636-9242

Date of fiscal year end:  August 31, 2004

Date of reporting period:  May 31, 2005

ITEM 1:  SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
INVESTMENTS/MAY 31, 2005 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES) (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         US$
                                                                        VALUE
                                                     SHARES            (NOTE C)
                                                  ------------      ------------

COMMON STOCKS - 95.7%
BASIC INDUSTRIES - 11.1%
IRON & STEEL - 3.7%
China Steel Corp. ..........................         9,200,000      $  9,028,864
                                                                    ------------

PLASTICS - 7.4%
Formosa Chemicals & Fibre Corp. ............         3,000,000         5,474,663
Formosa Plastic Corp. ......................         4,218,000         7,223,900
Nan Ya Plastics Corp. ......................         3,776,000         5,201,386
                                                                    ------------
                                                                      17,899,949
                                                                    ------------

TOTAL BASIC INDUSTRIES .....................                          26,928,813
                                                                    ------------


FINANCE - 12.2%
FINANCIAL SERVICES - 12.2%
Cathay Financial Holding Co.
  Ltd. .....................................         5,000,000         9,621,552
Chinatrust Financial Holding Co.
  Ltd. .....................................         8,476,000         9,609,577
E. Sun Financial Holding Co.
  Ltd. .....................................        10,000,000         8,178,320
Polaris Securities Co. Ltd. ................         5,000,000         2,341,244
                                                                    ------------
                                                                      29,750,693
                                                                    ------------

TOTAL FINANCE ..............................                          29,750,693
                                                                    ------------

TECHNOLOGY - 70.2%
ELECTRONICS - 8.4%
Career Technology (MFG.) Co.
  Ltd. .....................................         3,500,000         4,860,487
Compal Communications Inc. .................         1,800,000         4,947,402
Kinsus Interconnect Technology
  Corp. ....................................         3,000,000         6,494,548
Powertech Technology Inc. ..................         1,300,000         4,161,001
                                                                     -----------
                                                                      20,463,438
                                                                     -----------

PC & PERIPHERALS - 13.5%
Asustek Computer, Inc. .....................         5,000,000        13,887,107
Foxconn Technology Co. Ltd. ................         1,400,000         5,320,719
Hon Hai Precision Industry Co.
  Ltd. .....................................         2,596,000        13,696,023
                                                                    ------------
                                                                      32,903,849
                                                                    ------------
TELECOMMUNICATIONS - 10.2%
Chunghwa Telecom Co. Ltd. ..................         3,100,000         6,144,323
Gemtek Technology Corp. ....................         2,000,000         3,938,422
Taiwan Mobile Co. Ltd. .....................         5,600,000         5,639,513
Zyxel Communications Corp. .................         3,600,000         9,155,869
                                                                    ------------
                                                                      24,878,127
                                                                    ------------
IC DESIGN - 10.9%
Greatek Electronics Inc. ...................         2,600,000         2,576,652
Media Tek, Inc. ............................         1,800,000        15,644,644
RichTek Technology Corp. ...................         1,800,000         6,061,578
Sunplus Technology Co. Ltd. ................         1,500,000         2,097,498
                                                                    ------------
                                                                      26,380,372
                                                                    ------------
SEMICONDUCTOR MANUFACTURING - 13.3%
Powerchip Semiconductor Corp. ..............        14,368,341         9,815,448
Taiwan Semiconductor
  Manufacturing Co. ........................         8,200,000        14,964,080
United Microelectronics Corp.
  Ltd. .....................................        11,238,000         7,640,975
                                                                    ------------
                                                                      32,420,503
                                                                    ------------
ELECTRONIC COMPONENTS - 13.9%
Asia Optical Co., Inc. .....................           300,000         2,049,390
Au Optronics Corp. .........................         5,700,000         9,506,094
Cheng Uei Precision Industry Co.
  Ltd. .....................................         3,000,000         8,380,372
Merry Electronics Co. Ltd. .................         3,000,000         7,148,813
Tripod Technology Corp. ....................         3,800,000         6,739,577
                                                                    ------------
                                                                      33,824,246
                                                                    ------------
TOTAL TECHNOLOGY ...........................                         170,870,535
                                                                    ------------


TRANSPORTATION - 2.2%
TRANSPORTATION - 2.2%
Yang Ming Marine Transport .................         6,000,000         5,320,718
                                                                    ------------


TOTAL COMMON STOCKS
  (Identified Cost -- $167,758,814) ........                         232,870,759
                                                                    ------------


                                                   PRINCIPAL
                                                     AMOUNT
                                                       NT$
                                                  ------------
CERTIFICATE OF DEPOSIT - 0.3%
Taishin International Bank
  1.10%, 6/30/05 (b) .......................        20,129,576           645,593
                                                                    ------------

COMMERCIAL PAPER - 4.0%
Allied Material Technology Corp.
  1.20%, 7/27/05 (b) .......................        34,906,865         1,119,527
Bank Sinopac:
  1.20%, 8/12/05 (b) .......................       100,021,498         3,207,873
  1.20%, 11/11/05 (b) ......................        40,039,294         1,284,134
  1.20%, 11/17/05 (b) ......................        10,008,251           320,983
Chang Chun Petro Chemical Co.:
  1.20%, 6/06/05 (b) .......................        10,989,587           352,456
  1.20%, 7/04/05 (b) .......................         8,984,628           288,154
  1.20%, 7/05/05 (b) .......................         6,991,424           224,228
  1.20%, 9/05/05 (b) .......................         6,976,376           223,745
Grand Bills Finance Corp:
  1.20%, 6/06/05 (b) .......................        10,989,587           352,456
  1.20%, 7/04/05 (b) .......................         8,984,628           288,154
  1.20%, 7/05/05 (b) .......................         6,991,424           224,228
  1.20%, 9/05/05 (b) .......................         6,976,376           223,745
Les Enphants Co Ltd 1.20%,
  7/11/05 (b) ..............................        49,848,794         1,598,743
                                                                    ------------

TOTAL COMMERCIAL PAPER
  (Identified Cost -- $9,658,272)...........                           9,708,426
                                                                    ------------

                                                    MATURITY
                                                     AMOUNT
                                                      US$
                                                  ------------

REPURCHASE AGREEMENT - 0.0%**
State Street Bank & Trust Co. at
  0.90% dated 5/31/05, due 6/6/05
  (collateralized by U.S. Treasury
  Note 2.625%, 5/15/08, market
  value $116,649) ..........................      $    113,017      $    113,000
                                                                    ------------


TOTAL INVESTMENTS -- 100%
  (COST -- $178,164,088*)...................                        $243,337,778
                                                                    ============




                      See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

(a)      Non-income producing

(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(d) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.


* At May 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $66,617,861 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,444,171 and net appreciation for financial reporting purposes was $65,173,690. At May 31, 2005, aggregate cost for financial reporting purposes was $178,164,088.

**       Amount represents less than 0.1% of Total Investments.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.

By:      /s/ Benny T. Hu
         Benny T. Hu
         President of The Taiwan Fund, Inc.

Date:    July 14, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Adelina Louie
         Adelina Louie
         Treasurer of The Taiwan Fund, Inc.

Date:    July 14, 2005


By:      /s/ Benny T. Hu
         Benny T. Hu
         President of The Taiwan Fund, Inc.

Date:    July 14, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.